CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,278	$ 4,291	$ 4,856
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (see Note 3 and Note 10e)	270	295	582
Impairment of goodwill	0	0	586
Impairment of intangible asset	0	0	407
Financial loss (income) from available for sale securities	(3)	47	0
Deferred income taxes, net	138	(277)	0
Accrued severance pay	147	(138)	134
Capital loss (gain) on sale of property and equipment, net	14	(19)	(15)
Employees share based compensation	80	61	139
Stock- based compensation granted to a customer (deducted from revenues)	0	332	0
Realized loss on sale of available for sale securities	24	61	0
Decrease (increase) in accounts receivable:
Trade	913	(168)	(352)
Other	149	(167)	44
Decrease (increase) in prepaid expenses and deferred cost of revenues	456	(705)	(74)
Decrease in inventories	16	1	4
Increase (decrease) in accounts payable and accruals:
Trade	(639)	505	(207)
Other	(65)	(22)	(336)
Increase (decrease) in deferred revenues	(842)	288	536
Net cash provided by operating activities	4,936	4,385	6,304
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available for sale securities	0	(2,505)	0
Proceeds from sale of available for sale securities	444	1,445	0
Purchase of property and equipment	(169)	(401)	(171)
Severance pay funds	(174)	191	(208)
Investment in short-term bank deposits	(1,258)	(1,393)	(722)
Proceeds from sale of property and equipment	84	79	40
Net cash used in investing activities	(1,073)	(2,584)	(1,061)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	41	399	75
Dividend paid	(4,505)	(5,968)	(3,686)
Net cash used in financing activities	(4,464)	(5,569)	(3,611)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	45	52	(45)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(556)	(3,716)	1,587
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	13,866	17,582	15,995
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	13,310	13,866	17,582
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	113	72	190
Supplier credit granted to the company for property and equipment investments	$ 0	$ 39	$ 0